Other income	12 Months Ended
Dec. 31, 2022
Component of Operating Income [Abstract]
Other income
12.	Other income

	For the year ended December 31
	2020	2021	2022

	(in thousands)
Government grants	2,495	661	29,799
Others	—	79	—

	2,495	740	29,799

The government grants are provided by local government to support the qualified projects of IC industry with no repayment obligations. The amount recognized represents conditions for meeting grants are fulfilled for the year ended December 31, 2020, 2021 and 2022.